Retirement Plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 10,098	$ 22,471
Accumulated benefit obligation	4,807	21,022
Fair value of plan assets	$ 1,923	$ 13,369